ANGEL OAK MORTGAGE TRUST I, LLC ABS-15G

Exhibit 99.6

Data Compare - REP-4485
Run Date - 10/30/2019 4:51:26 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value
900000893			AppraisalDate
900000893			Borrower Last Name
900000893			DTI	13.67	13.56
900000893			Occupancy	Investment Property	Investment
900000893			Product Description	FOREIGN/INVESTMENT	Fixed
900012268			AppraisalDate
900012268			Appraised Value
900012268			DTI	31.76	37.18
900012268			Occupancy	Investment Property	Investment
900012268			Property Type	PUD	PUD Attached
900012268			Refi Purpose	Cash-Out Refinance	Refinance Cash-out - Other